Document and Entity Information	Mar. 11, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	CAPITAL ONE FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000927628
Document Type	8-K
Document Period End Date	Mar. 11, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-13300
Entity Tax Identification Number	54-1719854
Entity Address, Address Line One	1680 Capital One Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(703)
Local Phone Number	720-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock (par value $.01 per share)
Trading Symbol	COF
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series I
Trading Symbol	COF PRI
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series J
Trading Symbol	COF PRJ
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series K
Trading Symbol	COF PRK
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series L
Trading Symbol	COF PRL
Security Exchange Name	NYSE
Series N Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series N
Trading Symbol	COF PRN
Security Exchange Name	NYSE
M 0.800 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.800% Senior Notes Due 2024
Trading Symbol	COF24
Security Exchange Name	NYSE
M 1.650 Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.650% Senior Notes Due 2029
Trading Symbol	COF29
Security Exchange Name	NYSE